SEGMENT INFORMATION (Details) - Schedule of Total Assets by Segment - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	$ 4,574,981	$ 3,682,711	$ 2,067,064
Security and Cash Management [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	110,127	132,314
Marketing and Products [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	57,999	127,345	72,312
Consulting and Advisory[Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	125,497	22,268
Finance And Real Estate [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	1,247,281	431,639	443,987
Corporate Segment [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	$ 3,034,077	$ 2,969,145	$ 1,550,765